Receivables, Prepayments and Other Assets - Schedule of Aging of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 1,041	$ 906
Receivables neither past due nor impaired
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	943	850
Less than 30 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	90	49
31 to 60 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	2	0
61 to 90 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	4	0
91 to 120 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 2	$ 7